Segmented Information - Schedule of Reconciliations of Segments Gross Profits and Certain Unallocated Costs to Consolidated Gross Profits (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 29, 2014	Mar. 30, 2013	Mar. 31, 2012
Segment Reporting [Abstract]
Unadjusted gross profit	$ 119,873	$ 131,166	$ 139,694
Inventory provisions	(3,010)	(2,763)	(2,998)
Other unallocated costs	(2,801)	(2,527)	(3,051)
Adjustment of intercompany profit	605	298	(415)
Adjusted gross profit	$ 114,667	$ 126,174	$ 133,230